Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of financial instruments, and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC(1)	X		X
Due from/to affiliated companies	AC(1)	X		X
Accounts payable and accrued liabilities	AC(1)		X	X
Provisions (including restructuring)	AC(1)		X	X		X
Long-term debt	AC(1)		X		X
Measured at fair value
Cash and cash equivalents	FVTPL(2)	X		X	X
Foreign exchange derivatives(3)	FVTPL/FVOCI(2)	X	X	X
Interest rate derivatives(3)	FVTPL/FVOCI(2)	X	X	X	X
(1)	For accounting recognition and measurement purposes, classified as amortized cost (“AC”).
(2)

For accounting recognition and measurement purposes, classified as fair value through net income (“FVTPL”). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income (“FVOCI”).

(3)

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the credit worthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at December 31 (millions)	2020	2019
Cash and cash equivalents	$152.5	$79.5
Accounts receivable	303.3	176.6
Due from affiliated companies	49.1	30.2
Derivative assets	1.8	3.3
	$506.7	$289.6

Analysis of the age of customer accounts receivable

As at December 31 (millions)	Note	2020	2019
Customer accounts receivable
Less than 30 days past billing date		$121.3	$97.4
30 - 60 days past billing date		27.5	3.0
61 - 90 days past billing date		7.2	2.3
More than 90 days past billing date		1.6	5.3
		$157.6	$108.0
Customer accounts receivable	20(b)	$162.8	$109.8
Allowance for doubtful accounts	20(b)	(5.2)	(1.8)
Customer receivable, Net		$157.6	$108.0

Summary of activity related to the allowance for doubtful accounts

Years Ended December 31 (millions)	2020	2019
Balance, beginning of year	$1.8	$2.9
Additions	6.5	0.6
Recovery	(3.1)	(1.7)
Balance, end of year	$5.2	$1.8

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative
					Currency swap agreement
	Non-interest	Due to	Composite long-term debt		amounts to be exchanged
	bearing	affiliated	Long-term				Interest
	financial	companies	debt, excluding	Leases			rate swap
Year (millions)	liabilities	(Note 19(a))	leases (1) (Note 16)	(Notes 2(a), 14)	(Receive)	Pay	agreement	Total
2021	$380.7	$31.0	$87.4	$62.6	$(95.4)	$93.1	$2.5	$561.9
2022	398.2	—	307.9	51.5	(25.6)	25.1	2.3	759.4
2023	—	—	66.0	43.6	(25.3)	25.0	—	109.3
2024	—	—	65.2	28.4	(25.0)	24.8	—	93.4
2025	—	—	1,215.4	17.9	(318.6)	365.5	—	1,280.2
Thereafter	—	—	—	49.8	—	—	—	49.8
Total	$778.9	$31.0	$1,741.9	$253.8	$(489.9)	$533.5	$4.8	$2,854.0
			Total (Note 16(d))	$1,995.7
(1)

Future cash outflows in respect of associated interest and like carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2020.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative
					Currency swap agreement
	Non-interest	Due to	Composite long-term debt		amounts to be exchanged
	bearing	affiliated	Long-term				Interest
	financial	companies	debt, excluding	Leases			rate swap
Year (millions)	liabilities	(Note 19(a))	leases (1) (Note 16)	(Notes 2(a), 14)	(Receive)	Pay	agreement	Total
2021	$380.7	$31.0	$87.4	$62.6	$(95.4)	$93.1	$2.5	$561.9
2022	398.2	—	307.9	51.5	(25.6)	25.1	2.3	759.4
2023	—	—	66.0	43.6	(25.3)	25.0	—	109.3
2024	—	—	65.2	28.4	(25.0)	24.8	—	93.4
2025	—	—	1,215.4	17.9	(318.6)	365.5	—	1,280.2
Thereafter	—	—	—	49.8	—	—	—	49.8
Total	$778.9	$31.0	$1,741.9	$253.8	$(489.9)	$533.5	$4.8	$2,854.0
			Total (Note 16(d))	$1,995.7
(1)

Future cash outflows in respect of associated interest and like carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2020.

Sensitivity analysis of exposure to market risks

Years Ended December 31	Net income			Other comprehensive income			Comprehensive income
(increase (decrease) in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Reasonably possible changes in market risks(1)
10% change in US$: Cdn.$ exchange rate
US$ appreciates	$(2.4)	$(0.4)	$(0.1)	$—	$—	$—	$(2.4)	$(0.4)	$(0.1)
US$ depreciates	$2.4	$0.4	$0.1	$—	$—	$—	$2.4	$0.4	$0.1
10% change in US$: Euro exchange rate
US$ appreciates	$—	$2.7	$(1.8)	$10.1	$—	$7.1	$10.1	$(2.7)	$5.3
US$ depreciates	$—	$(2.7)	$1.8	$(10.1)	$—	$(7.1)	$(10.1)	$2.7	$(5.3)
10% change in US$: Peso exchange rate
US$ appreciates	$(0.9)	$(0.3)	$1.6	$—	$—	$—	$(0.9)	$(0.3)	$1.6
US$ depreciates	$0.9	$0.3	$(1.6)	$—	$—	$—	$0.9	$0.3	$(1.6)
25 basis point change in market interest rate
Rate increases	$(3.9)	$(0.8)	$(0.8)	$0.5	$0.7	$1.0	$(3.4)	$(0.1)	$0.2
Rate decreases	$3.9	$0.8	$0.8	$(0.5)	$(0.7)	$(1.0)	$3.4	$0.1	$(0.2)
25%(2) change in common share price(3)
Price increases	$(3.9)	$(2.4)	$(2.6)	$—	$—	$—	$(3.9)	$(2.4)	$(2.6)
Price decreases	$3.9	$2.4	$2.6	$—	$—	$—	3.9	$2.4	$2.6
(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption. No consideration has been made for a difference in the notional number of common shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the common share price.

(2)	To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used.
(3)

The hypothetical effects of changes in the price of our common shares and those of TELUS Corporation are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments.

Schedule of derivative financial instruments measured at fair value on a recurring basis

		2020					2019
		Maximum	Notional	Fair value and	Price or		Maximum	Notional	Fair value and	Price or
As at December 31 (millions)	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current assets(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFT(2)	2021	$68.0	$1.8	US$:1.00 PHP:	48.23	2020	$28.0	$0.8	US$:1.00 PHP:	52.16
Currency risks arising from net investment in foreign operation	HFH(3)	—	$—	$—		—	2020	$363.2	$2.5	US$:1.00 EUR:	0.89

Current liabilities(1)
Derivatives used to manage
European euro denominated business acquisition	HFH(3)	2025	$1.6	$1.1	US$:1.00 EUR:	0.85	—	$—	$—		—

Non-current liabilities(1)
Derivatives used to manage
Currency risks arising from net investment in foreign operation	HFH(3)	2025	$402.7	$52.4	US$:1.00 EUR:	0.85	2020	$—	$—		—
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH(3)	2022	$100.5	$4.8		2.64%	2022	$106.5	$3.2		2.64%
(1)	Notional amounts of derivative financial assets and liabilities are not set off.
(2)	Foreign currency hedges are designated as held for trading (“HFT”) upon initial recognition; hedge accounting is not applied.
(3)

Designated as held for hedging (“HFH”) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

Schedule of gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items

	Amount of gain (loss)
	recognized in other			Gain (loss) reclassified from other comprehensive
	comprehensive income			income to income (effective portion)
	(effective portion)				Amount
Years Ended December 31 (millions)	2020	2019	2018	Location	2020	2019	2018
Derivatives used to manage interest rate risk
Associated with non-fixed rate credit facility amounts drawn	$(1.5)	$(2.7)	$(0.9)	Interest expense	$2.1	$0.4	$(0.3)
	$(1.5)	$(2.7)	$(0.9)		$2.1	$0.4	$(0.3)
Derivatives used to manage currency risks
Arising from Euro-denominated business acquisition	$—	$2.4	$—	Foreign exchange	$—	$—	$—
Arising from net investment in foreign operation	$(49.5)	$—	$—	Foreign exchange	$—	$—	$—
	$(51.0)	$(0.3)	$(0.9)		$2.1	$0.4	$(0.3)

Schedule of gains and losses (excluding income tax effects) arising from derivative instruments classified as held for trading

			Gain (Loss) recognized in income on derivatives
Years Ended December 31 (millions)	Location	Note	2020	2019	2018
Derivatives used to manage currency risks	Foreign exchange	6	$1.0	$0.3	$(0.8)